Investment in affiliates and available-for-sale securities - AFS Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Schedule Of Equity Method Investments [Line Items]
Investment in available-for-sale-securities	$ 193		$ 193			$ 192
Unrealized loss		$ 25		$ 27
Unrealized gain	$ 19		$ 1		$ 2